Subsequent Events - Additional Information (Detail) - USD ($) $ in Millions	Jul. 26, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure of Events After Reporting Period [Line Items]
Amount received from leniency		$ 9,978	$ 10,147
Events After Reporting Period [member] | SBM [Member]
Disclosure of Events After Reporting Period [Line Items]
Amount received from leniency	$ 142
Agreement signing condition period	The Company is entitled to receive US$ 142 in up to 90 days after its signing, in addition to a deduction of the nominal value of US$ 179 from future payments owed by the Company to SBM based on prevailing contracts.
Nominal value of future payments	$ 179